Major commitments and contingencies (Guarantees and Indemnifications) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Guarantee Obligations
Guarantees and indemnifications
Liability current carrying value	$ 0
Indemnification Agreement
Guarantees and indemnifications
Liability current carrying value	0
Performance Guarantee | Committed Bilateral Letter of Credit Facilites
Guarantees and indemnifications
Outstanding letters of credit	321,000,000	$ 329,000,000
Maximum potential liability under guarantees	621,000,000	616,000,000
Performance Guarantee | Uncommitted Bilateral Letter of Credit Facilities
Guarantees and indemnifications
Outstanding letters of credit	153,000,000	142,000,000
Performance Guarantee | Surety and Other Bond
Guarantees and indemnifications
Liability current carrying value	147,000,000	145,000,000
Other Employee Benefit Liabilities and Workers' Compensation
Guarantees and indemnifications
Maximum potential liability under guarantees	580,000,000	571,000,000
Other Liabilities
Guarantees and indemnifications
Maximum potential liability under guarantees	$ 41,000,000	$ 45,000,000